Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Inventories	Inventories as of December 31, 2016 and 2017 are as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Goods	961	3,455

Total Inventories	961	3,455